Consolidated Statement of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit for the period	₽ 4,285	₽ 13,536	₽ 12,570
Adjustments to reconcile profit to net cash provided by operating activities
Depreciation of property, plant and equipment and amortisation of mineral licenses and other intangible assets	15,176	13,859	14,227
Foreign exchange (gain) loss, net	(19,241)	25,775	(4,237)
Deferred income tax expense (benefit)	2,288	(2,596)	(3,401)
Changes in allowance for expected credit losses and write-off of trade and other receivables and payables, net	73	517	(522)
Write-off of inventories to net realisable value	1,763	1,162	470
Impairment of goodwill and other non-current assets, net and loss on write-off of non-current assets	2,880	7,953	6,423
Finance income	(600)	(34,056)	(633)
Finance costs including fines and penalties on overdue loans and borrowings and lease payments	38,830	42,052	47,610
Provisions for legal claims, taxes and other provisions	3,630	4,940	4,222
Other	198	575	(228)
Changes in working capital items
Trade and other receivables	1,546	1,354	(318)
Inventories	(1,511)	(7,858)	(4,508)
Trade and other payables	4,037	4,150	(3,435)
Advances received	650	485	625
Taxes payable and other liabilities	5,151	683	(158)
Other assets	1,238	(851)	(895)
Income tax paid	(2,735)	(3,562)	(4,530)
Net cash provided by operating activities	57,658	68,118	63,282
Cash flows from investing activities
Loans issued and other investments			(525)
Interest received	76	188	165
Royalty and other proceeds associated with disposal of subsidiaries	17	3	568
Proceeds from loans issued and other investments	313	9	144
Proceeds from disposals of property, plant and equipment	211	215	328
Purchases of property, plant and equipment	(6,282)	(5,472)	(6,460)
Purchases of intangible assets		(150)	(771)
Interest paid, capitalised	(256)	(440)	(587)
Net cash used in investing activities	(5,921)	(5,647)	(7,138)
Cash flows from financing activities
Proceeds from loans and borrowings, including proceeds from factoring arrangement of RUB 214 million, RUB 918 million and RUB 272 million for the periods ended December 31, 2019, 2018 and 2017, respectively	7,599	76,504	23,200
Repayment of loans and borrowings, including payments from factoring arrangement of RUB 2,222 million, RUB 435 million and RUB 1,123 million for the periods ended December 31, 2019, 2018 and 2017, respectively	(20,772)	(97,269)	(35,033)
Repayment of other current financial liabilities		(442)
Dividends paid to shareholders of Mechel PAO	(1,515)	(1,386)	(856)
Dividends paid to non-controlling interests	(16)	(8)	(122)
Interest paid, including fines and penalties	(30,923)	(33,308)	(31,948)
Acquisition of non-controlling interests in subsidiaries		0	(3,358)
Repayment of lease liabilities	(2,276)	(2,780)	(3,513)
Effect of sale and leaseback transactions	248
Deferred payments for acquisition of assets	(341)	(629)	(455)
Deferred consideration paid for the acquisition of subsidiaries in prior periods	(361)	(3,968)	(3,652)
Net cash used in financing activities	(48,357)	(63,286)	(55,737)
Foreign exchange (gain) loss on cash and cash equivalents, net	(891)	63	(637)
Changes in allowance for expected credit losses on cash and cash equivalents	(2)	(91)
Net increase (decrease) in cash and cash equivalents	2,487	(843)	(230)
Cash and cash equivalents at beginning of period	1,803	2,452	1,689
Cash and cash equivalents, net of overdrafts at beginning of period	380	1,223	1,453
Cash and cash equivalents at end of period	3,509	1,803	2,452
Cash and cash equivalents, net of overdrafts at end of period	₽ 2,867	₽ 380	₽ 1,223